Inventory	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Inventory
2.	Inventory
Inventory consists of the following:

	June 30, 2012	December 31, 2011
Raw materials	$83,956	$73,501
Work in process	—	—
Finished goods	1,631	2,267

Total Inventory	$85,587	$75,768

2.	Inventory
Inventory consists of the following at December 31,

	2011	2010
Raw materials	$73,501	$109,169
Finished goods	2,267	2,986

Total Inventory	$75,768	$112,155